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                                          [CREDIT SUISSE ASSET MANAGEMENT LOGO]

CREDIT SUISSE FUNDS

Semiannual Report

CLASS A, B AND C SHARES

April 30, 2002
(Unaudited)

- CREDIT SUISSE
  INTERNATIONAL FOCUS FUND



More complete information about the Fund, including charges and expenses, is provided in the Prospectus, which must precede or accompany this document and which should be read carefully before investing. You may obtain additional copies by calling 800-927-2874 or by writing to Credit Suisse Funds, P.O. Box 9030, Boston, MA 02205-9030.


Credit Suisse Asset Management Securities, Inc., Distributor, is located at 466 Lexington Ave., New York, NY 10017-3147. Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.


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THE FUND'S INVESTMENT ADVISER AND CO-ADMINISTRATORS MAY WAIVE SOME FEES AND/OR
REIMBURSE SOME EXPENSES, WITHOUT WHICH PERFORMANCE WOULD BE LOWER. WAIVERS AND/OR REIMBURSEMENTS ARE SUBJECT TO CHANGE.

RETURNS INCLUDE CHANGE IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. RETURNS AND SHARE PRICE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE MORE OR LESS THAN ORIGINAL COST.

THE VIEWS OF THE FUND'S MANAGEMENT ARE AS OF THE DATE OF THE LETTER AND THE PORTFOLIO HOLDINGS DESCRIBED IN THIS DOCUMENT ARE AS OF APRIL 30, 2002; THESE VIEWS AND PORTFOLIO HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THESE DATES. NOTHING IN THIS DOCUMENT IS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

FUND SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM") OR ANY AFFILIATE, ARE NOT FDIC-INSURED AND ARE NOT GUARANTEED BY CSAM OR ANY AFFILIATE.

CREDIT SUISSE INTERNATIONAL FOCUS FUND
PORTFOLIO MANAGERS' LETTER
April 30, 2002

                                                                    May 28, 2002

Dear Shareholder:

    For the period beginning November 30, 2001 (the inception date) and ending April 30, 2002, the Class A (without sales charge)(1), Class B (without contingent deferred sales charge)(1), and Class C (without contingent deferred sales charge)(1) shares of Credit Suisse International Focus Fund(2) (the "Fund") had gains of 5.32%, 5.56% and 5.05%, respectively, vs. a gain of 3.06% for the Morgan Stanley Capital International Europe, Australasia and Far East ("EAFE") Index(3) for the five-month period.

    The Fund's gain and outperformance is attributable to good showings from a number of its holdings, including its Asian technology shares and certain consumer, financial and energy names from Europe and elsewhere.

    Our general strategy in the period was to attempt to position the Fund to benefit more from the global economic recovery we were anticipating. (Indeed, a recovery appeared underway, as evidenced by the economic data coming out of the U.S., Europe and Asia in the period.) We therefore continued to raise our weightings in cyclical sectors such as the industrial, consumer discretionary, materials and technology areas. We lowered our exposure to the financial, health-care and energy sectors, with certain holdings reaching our target prices.

    On a regional basis, we pared our exposure to the Far East, largely in Japan. Japan's market was quite resilient early in 2002, a perceived beneficiary of global economic recovery. At the same time, the government implemented dubious measures to boost stock prices ahead of fiscal year end (March 31), in moves that we feel are not sustainable. Our Japanese holdings continued to represent a broad range of industries, many of which are export-driven and not completely dependent upon developments within the domestic economy. We deployed the proceeds from our Japan sales into Europe on an opportunistic basis, though we maintained our strong overweight position in non-Japan Asia.

    As we go forward, we believe that the improved outlook for the U.S. should continue to affect other parts of the world. While it is clear to us that, at the very least, inventories are being rebuilt following a downturn in the fourth quarter, we are skeptical that the pace of growth in the first quarter of this year will continue. However, we still expect the recovery in the U.S. to materialize -- barring all out war in the Middle East -- which should ultimately have a positive effect on markets globally.

    We intend to remain heavily overweighted in non-Japan Asia. We believe that the region and certain companies in particular could benefit from export growth, provided that the world remains on a recovery track. We currently favor Singapore, South Korea and Taiwan and plan to remain focused on those markets.

    Though Japan produced relatively strong results in the period, we remain somewhat cautious as problems in the financial system persist and the government's attempts (or lack thereof) to rectify the situation seem to us to be less than convincing. We therefore expect to remain underweighted due to the "macro" problems in the country, but are comfortable with our Japanese holdings, which consist largely of companies with export-driven revenue streams, along with a few stocks within certain consolidating industries, such as retail.

    Looking to Europe, we believe that leading economic indicators will continue to tick up. That said, the region did not experience the same magnitude of slowdown that occurred in the U.S. and, as such, it might have less of a rebound. The area's greater sensitivity to rising oil prices also bears scrutiny, given the implications for higher inflation (at this point we are not overly concerned).

    Overall, we see the backdrop for equities in Europe as reasonably supportive, and we will continue to add stocks as opportunities arise. One sector we favor here is industrials (indeed, the bulk of our industrial weighting remained in Europe). A number of these companies have made significant cost-cutting measures over the past several years, and we further believe that they might have good leverage to economic recovery.

    In summary, while we are optimistic regarding the global economy, the extent of the recovery is still unclear. The situation in the Middle East remains the biggest threat to a change in our outlook, and we will continue to monitor events closely. In any event, we will endeavor to identify those companies that in our view have the best prospects to benefit from any economic revival.

Vincent J. McBride          Nancy Nierman               Todd Jacobson
Co-Portfolio Manager        Co-Portfolio Manager        Co-Portfolio Manager

    INTERNATIONAL INVESTING ENTAILS SPECIAL RISK CONSIDERATIONS, INCLUDING CURRENCY FLUCTUATIONS, LOWER LIQUIDITY, ECONOMIC AND POLITICAL RISKS, AND DIFFERENCES IN ACCOUNTING METHODS. THE FUND'S 15 LARGEST HOLDINGS MAY ACCOUNT FOR 40% OR MORE OF THE FUND'S ASSETS. AS A RESULT OF THIS STRATEGY, THE FUND MAY BE SUBJECT TO GREATER VOLATILITY THAN A FUND THAT INVESTS IN A LARGER NUMBER OF ISSUERS.

    TO OBTAIN A PROSPECTUS FOR THE FUND'S COMMON CLASS SHARES (INCEPTION DATE OF MARCH 31, 1997), PLEASE VISIT OUR WEB SITE (CreditSuisseFunds.com) OR CONTACT YOUR FINANCIAL REPRESENTATIVE.

------------
(1) Class A shares have a maximum front-end sales charge of 5.75%. Class B and Class C shares have a maximum contingent deferred sales charge of 4.00% and 1.00%, respectively. Total return for Class A shares for the reporting period, based on offering price (with sales charge) was -0.77%. Total return for Class B shares for the reporting period, based on redemption value (including contingent deferred sales charge) was 1.56%. Total return for Class C shares for the reporting period, based on redemption value (including contingent deferred sales charge) was 4.05%.

(2) Name changed from Credit Suisse Warburg Pincus Major Foreign Markets Fund effective December 12, 2001.

(3) The Morgan Stanley Capital International Europe, Australasia and Far East Index is an unmanaged index (with no defined investment objective) of equities of companies from developed markets outside of North America that includes reinvestment of dividends, and is the exclusive property of Morgan Stanley & Co. Incorporated. Investors cannot invest directly in an index.

CREDIT SUISSE INTERNATIONAL FOCUS FUND
SCHEDULE OF INVESTMENTS
April 30, 2002 (Unaudited)

                                                                                        NUMBER OF
                                                                                          SHARES          VALUE
                                                                                        ---------     ------------
COMMON STOCKS (89.0%)
AUSTRALIA (1.6%)
BANKS (1.6%)
     National Australia Bank, Ltd.                                                        323,243     $  6,031,260
                                                                                                      ------------
TOTAL AUSTRALIA                                                                                          6,031,260
                                                                                                      ------------
CANADA (1.4%)
DIVERSIFIED TELECOMMUNICATIONS SERVICES (0.0%)
     AXXENT, Inc. Class B(1,2,3,4)                                                      1,856,700                0
                                                                                                      ------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS (1.4%)
     ATI Technologies, Inc.(1)                                                            517,500        5,278,500
                                                                                                      ------------
TOTAL CANADA                                                                                             5,278,500
                                                                                                      ------------
CHINA (0.1%)
CHEMICALS (0.1%)
     Aluminum Corporation of China, Ltd.(1)                                             2,588,700          464,690
                                                                                                      ------------
TOTAL CHINA                                                                                                464,690
                                                                                                      ------------
DENMARK (3.5%)
COMMERCIAL SERVICES & SUPPLIES (1.5%)
     ISS A/S(1)                                                                           112,860        5,642,549
                                                                                                      ------------
DIVERSIFIED TELECOMMUNICATIONS SERVICES (2.0%)
     TDC A/S                                                                              259,284        7,479,352
                                                                                                      ------------
TOTAL DENMARK                                                                                           13,121,901
                                                                                                      ------------
FRANCE (17.6%)
AUTO COMPONENTS (1.7%)
     Compagnie Generale des Etablissements Michelin Class B                               167,400        6,486,092
                                                                                                      ------------
BANKS (5.2%)
     BNP Paribas SA                                                                       206,220       10,777,498
     Credit Agricole SA(1)                                                                409,290        8,652,036
                                                                                                      ------------
                                                                                                        19,429,534
                                                                                                      ------------
CHEMICALS (0.9%)
     Rhodia SA(1)                                                                         323,525        3,515,721
                                                                                                      ------------
CONSTRUCTION & ENGINEERING (3.0%)
     Vinci                                                                                178,740       11,435,082
                                                                                                      ------------
ELECTRICAL EQUIPMENT (2.0%)
     Schneider Electric SA                                                                156,820        7,566,937
                                                                                                      ------------
ENERGY EQUIPMENT & SERVICES (1.7%)
     Technip-Coflexip SA                                                                   44,245        6,243,314
                                                                                                      ------------
MEDIA (1.5%)
     Havas Advertising SA                                                                 745,224        5,573,450
                                                                                                      ------------
METALS & MINING (1.6%)
     Pechiney SA Class A                                                                  121,666        5,887,118
                                                                                                      ------------
TOTAL FRANCE                                                                                            66,137,248
                                                                                                      ------------

                See Accompanying Notes to Financial Statements.

                                                                                        NUMBER OF
                                                                                          SHARES          VALUE
                                                                                        ---------     ------------
COMMON STOCKS (CONTINUED)
GERMANY (2.2%)
AUTOMOBILES (2.2%)
     DaimlerChrysler AG                                                                   181,750     $  8,430,865
                                                                                                      ------------
TOTAL GERMANY                                                                                            8,430,865
                                                                                                      ------------
HONG KONG (2.5%)
ELECTRIC UTILITIES (1.9%)
     Hongkong Electric Holdings, Ltd.                                                   1,872,500        7,106,681
                                                                                                      ------------
MEDIA (0.6%)
     Television Broadcasts, Ltd.                                                          447,000        2,206,590
                                                                                                      ------------
TOTAL HONG KONG                                                                                          9,313,271
                                                                                                      ------------
HUNGARY (1.0%)
BANKS (1.0%)
     OTP Bank Rt.                                                                         414,530        3,680,169
                                                                                                      ------------
TOTAL HUNGARY                                                                                            3,680,169
                                                                                                      ------------
JAPAN (13.7%)
CHEMICALS (2.1%)
     Asahi Kasei Corp.                                                                  2,033,000        7,758,330
                                                                                                      ------------
LEISURE EQUIPMENT & PRODUCTS (3.5%)
     Nintendo Company, Ltd.                                                                50,700        7,107,474
     Sega Corp.(1)                                                                        272,800        6,118,876
                                                                                                      ------------
                                                                                                        13,226,350
                                                                                                      ------------
MACHINERY (1.5%)
     NSK Ltd.                                                                           1,299,000        5,645,185
                                                                                                      ------------
MARINE (1.7%)
     Nippon Yusen Kabushiki Kaisha                                                      1,934,000        6,446,664
                                                                                                      ------------
PHARMACEUTICALS (2.1%)
     Takeda Chemical Industries, Ltd.                                                     184,000        8,053,579
                                                                                                      ------------
SPECIALTY RETAIL (1.9%)
     Yamada Denki Company, Ltd.                                                            93,200        7,171,461
                                                                                                      ------------
WIRELESS TELECOMMUNICATIONS SERVICES (0.9%)
     NTT DoCoMo, Inc. - New Shares(1)                                                       1,300        3,310,746
                                                                                                      ------------
TOTAL JAPAN                                                                                             51,612,315
                                                                                                      ------------
MEXICO (1.8%)
MEDIA (1.8%)
     Grupo Televisa SA de CV ADR(1)                                                       152,900        6,911,080
                                                                                                      ------------
TOTAL MEXICO                                                                                             6,911,080
                                                                                                      ------------
NETHERLANDS (7.8%)
DIVERSIFIED TELECOMMUNICATIONS SERVICES (1.5%)
     Koninklijke (Royal) KPN NV                                                         1,262,400        5,721,688
                                                                                                      ------------
FOOD & DRUG RETAILING (2.6%)
     Koninklijke Ahold NV                                                                 392,777        9,821,283
                                                                                                      ------------

                 See Accompanying Notes to Financial Statements.

                                                                                        NUMBER OF
                                                                                          SHARES          VALUE
                                                                                        ---------     ------------
COMMON STOCKS (CONTINUED)
NETHERLANDS (CONTINUED)
HOUSEHOLD DURABLES (2.5%)
     Koninklijke (Royal) Philips Electronics NV                                           300,923     $  9,292,417
                                                                                                      ------------
MACHINERY (1.2%)
     IHC Caland NV                                                                         78,740        4,423,755
                                                                                                      ------------
TOTAL NETHERLANDS                                                                                       29,259,143
                                                                                                      ------------
NORWAY (2.4%)
BANKS (2.4%)
     Den Norske Bank ASA                                                                1,717,970        9,074,422
                                                                                                      ------------
TOTAL NORWAY                                                                                             9,074,422
                                                                                                      ------------
SINGAPORE (3.5%)
BANKS (2.1%)
     United Overseas Bank, Ltd.                                                         1,017,900        8,090,611
                                                                                                      ------------
MARINE (1.4%)
     Neptune Orient Lines, Ltd.(1)                                                      8,388,000        5,185,494
                                                                                                      ------------
TOTAL SINGAPORE                                                                                         13,276,105
                                                                                                      ------------
SOUTH KOREA (0.1%)
SEMICONDUCTOR EQUIPMENT & PRODUCTS (0.1%)
     Samsung Electronics Co.                                                                1,790          528,403
                                                                                                      ------------
TOTAL SOUTH KOREA                                                                                          528,403
                                                                                                      ------------
SWEDEN (1.7%)
MACHINERY (1.7%)
     SKF AB Series B                                                                      260,400        6,398,981
                                                                                                      ------------
TOTAL SWEDEN                                                                                             6,398,981
                                                                                                      ------------
SWITZERLAND (4.2%)
BANKS (2.5%)
     UBS AG                                                                               191,640        9,238,313
                                                                                                      ------------
ELECTRICAL EQUIPMENT (1.7%)
     ABB, Ltd.                                                                            710,400        6,358,087
                                                                                                      ------------
TOTAL SWITZERLAND                                                                                       15,596,400
                                                                                                      ------------
TAIWAN (0.3%)
METALS & MINING (0.1%)
     China Steel Corp. ADR                                                                 27,900          253,957
                                                                                                      ------------
SEMICONDUCTOR (0.2%)
     United Microelectronics Corp. ADR(1)                                                  93,400          943,340
                                                                                                      ------------
TOTAL TAIWAN                                                                                             1,197,297
                                                                                                      ------------
UNITED KINGDOM (23.6%)
BANKS (1.9%)
     Royal Bank of Scotland Group PLC                                                     247,020        7,084,456
                                                                                                      ------------
COMMERCIAL SERVICES & SUPPLIES (1.5%)
     Amey PLC                                                                           1,654,400        5,726,027
                                                                                                      ------------

                See Accompanying Notes to Financial Statements.

                                                                                        NUMBER OF
                                                                                          SHARES          VALUE
                                                                                        ---------     ------------
COMMON STOCKS (CONTINUED)
UNITED KINGDOM (CONTINUED)
ELECTRIC UTILITIES (3.1%)
     International Power PLC(1)                                                         1,577,200     $  4,803,771
     Scottish Power PLC                                                                 1,221,300        7,030,217
                                                                                                      ------------
                                                                                                        11,833,988
                                                                                                      ------------
INDUSTRIAL CONGLOMERATES (2.0%)
     Smith Industries PLC                                                                 642,500        7,593,522
                                                                                                      ------------
INSURANCE (2.1%)
     Friends Provident PLC(1)                                                           2,939,800        7,882,879
                                                                                                      ------------
MEDIA (1.6%)
     Emi Group PLC                                                                      1,398,303        6,194,755
                                                                                                      ------------
OIL & GAS (3.9%)
     BG Group PLC                                                                       1,527,200        6,821,434
     BP PLC                                                                               926,100        7,901,946
                                                                                                      ------------
                                                                                                        14,723,380
                                                                                                      ------------
PHARMACEUTICALS (4.2%)
     AstraZeneca PLC                                                                      154,460        7,236,795
     GlaxoSmithKline PLC                                                                  349,110        8,445,389
                                                                                                      ------------
                                                                                                        15,682,184
                                                                                                      ------------
SOFTWARE (1.7%)
     Sage Group PLC                                                                     2,186,800        6,309,915
                                                                                                      ------------
WIRELESS TELECOMMUNICATIONS SERVICES (1.6%)
     Vodafone Group PLC                                                                 3,719,807        6,003,623
                                                                                                      ------------
TOTAL UNITED KINGDOM                                                                                    89,034,729
                                                                                                      ------------
TOTAL COMMON STOCKS (Cost $339,723,511)                                                                335,346,779
                                                                                                      ------------
WARRANTS (0.1%)
INTERNET SOFTWARE & SERVICES (0.1%)
     Wysdom, Inc.(1,4) (Cost $4,163,896)                                                1,095,762          339,686
                                                                                                      ------------
                                                                                             PAR
                                                                                            (000)
                                                                                            ----
SHORT-TERM INVESTMENT (7.3%)
     State Street Bank & Trust Co. Euro Time Deposit 1.750% 5/01/02
     (Cost $27,309,000)                                                                   $27,309       27,309,000
                                                                                                      ------------
TOTAL INVESTMENTS AT VALUE (96.4%) (Cost $371,196,407(5))                                              362,995,465

OTHER ASSETS IN EXCESS OF LIABILITIES (3.6%)                                                            13,634,649
                                                                                                      ------------
NET ASSETS (100.0%)                                                                                   $376,630,114
                                                                                                      ============

                            INVESTMENT ABBREVIATIONS
                        ADR = American Depository Receipt
--------------------------------------------------------------------------------
(1)  Non-income producing security.
(2)  Illiquid security.
(3)  Company filed for bankruptcy 4/23/01.
(4)  Fair value determined by management.
(5)  Also cost for federal income tax purposes.

                See Accompanying Notes to Financial Statements.

CREDIT SUISSE INTERNATIONAL FOCUS FUND
STATEMENT OF ASSETS AND LIABILITIES
April 30, 2002 (Unaudited)

ASSETS
     Investments at value (Cost $371,196,407)                                         $ 362,995,465
     Foreign currency (Cost $18,725,879)                                                 18,737,158
     Receivable for investments sold                                                      5,195,036
     Dividend, interest and reclaim receivable                                            2,007,398
     Receivable for fund shares sold                                                        291,283
     Prepaid expenses and other assets                                                       66,240
                                                                                      -------------
       Total Assets                                                                     389,292,580
                                                                                      -------------
LIABILITIES
     Due to custodian                                                                     8,034,154
     Advisory fee payable                                                                    36,669
     Adminstrative services fee payable                                                      11,109
     Distribution fee payable                                                                 3,661
     Payable for investments purchased                                                    3,396,775
     Unrealized depreciation on forward currency contracts                                  513,033
     Other accrued expenses payable                                                         667,065
                                                                                      -------------
       Total Liabilities                                                                 12,662,466
                                                                                      -------------
NET ASSETS
     Capital stock, $0.001 par value                                                         36,609
     Paid-in capital                                                                    380,382,825
     Undistributed net investment income                                                     57,373
     Accumulated net realized loss on investments and foreign currency transactions      (6,406,736)
     Net unrealized appreciation from investments and foreign currency translations       2,560,043
                                                                                      -------------
       Net Assets                                                                     $ 376,630,114
                                                                                      =============
COMMON SHARES
     Net assets                                                                       $ 311,769,620
     Shares outstanding                                                                  30,299,411
                                                                                      -------------
     Net asset value, offering price and redemption price per share                          $10.29
                                                                                             ======
ADVISOR SHARES
     Net assets                                                                       $  64,719,490
     Shares outstanding                                                                   6,296,346
                                                                                      -------------
     Net asset value, offering price and redemption price per share                          $10.28
                                                                                             ======
A SHARES
     Net assets                                                                       $      29,945
     Shares outstanding                                                                       2,913
                                                                                      -------------
     Net asset value and redemption price per share                                          $10.28
                                                                                             ======
     Maximum offering price per share
       (net asset value/(1-5.75%))                                                           $10.91
                                                                                             ======
B SHARES
     Net assets                                                                       $     105,900
     Shares outstanding                                                                      10,272
                                                                                      -------------
     Net asset value and offering price per share                                            $10.31
                                                                                             ======
C SHARES
     Net assets                                                                       $       5,159
     Shares outstanding                                                                         503
                                                                                      -------------
     Net asset value and offering price per share                                            $10.26
                                                                                             ======

                See Accompanying Notes to Financial Statements.

CREDIT SUISSE INTERNATIONAL FOCUS FUND
STATEMENT OF OPERATIONS
For the Six Months Ended April 30, 2002 (Unaudited)

INVESTMENT INCOME
     Dividends                                                                                 $   267,916
     Interest                                                                                       20,016
     Foreign taxes withheld                                                                        (25,973)
                                                                                               -----------
       Total investment income                                                                     261,959
                                                                                               -----------
EXPENSES
     Investment advisory fees                                                                      193,205
     Administrative services fees                                                                   38,343
     Shareholder servicing/Distribution fees                                                         3,834
     Legal fees                                                                                     24,620
     Registration fees                                                                              19,970
     Transfer agent fees                                                                            17,429
     Custodian fees                                                                                 12,696
     Printing fees                                                                                  11,131
     Directors fees                                                                                  6,849
     Audit fees                                                                                      5,575
     Interest expense                                                                                  618
     Insurance expense                                                                                 557
     Miscellaneous expense                                                                           4,654
                                                                                               -----------
       Total expenses                                                                              339,481
     Less: fees waived                                                                            (139,235)
                                                                                               -----------
       Net expenses                                                                                200,246
                                                                                               -----------
          Net investment income                                                                     61,713
                                                                                               -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS AND FOREIGN CURRENCY RELATED ITEMS
     Net realized loss from investments                                                           (144,300)
     Net realized gain from foreign currency transactions                                          253,400
     Net change in unrealized appreciation (depreciation) from investments                       3,098,246
     Net change in unrealized appreciation (depreciation) from foreign currency translations      (491,777)
                                                                                               -----------
     Net realized and unrealized gain from investments and foreign currency related items        2,715,569
                                                                                               -----------
     Net increase in net assets resulting from operations                                      $ 2,777,282
                                                                                               ===========

                See Accompanying Notes to Financial Statements.

CREDIT SUISSE INTERNATIONAL FOCUS FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                                         FOR THE SIX MONTHS
                                                                                 ENDED        FOR THE YEAR
                                                                            APRIL 30, 2002        ENDED
                                                                             (UNAUDITED)     OCTOBER 31, 2001
                                                                             -----------     ----------------
FROM OPERATIONS
  Net investment income                                                     $      61,713    $     323,514
  Net gain (loss) on investments and foreign currency transactions                109,100       (6,632,205)
  Net change in unrealized appreciation (depreciation) from investments
    and foreign currency translations                                           2,606,469       (5,771,878)
                                                                            -------------    -------------
    Net increase (decrease) in net assets resulting from operations             2,777,282      (12,080,569)
                                                                            -------------    -------------
FROM DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income
    Common Class Shares                                                           (45,860)        (570,780)
    Advisor Class Shares                                                               (1)              --
    Class A Shares                                                                     (1)              --
  Distributions from net realized gains
    Common Class Shares                                                                --      (11,327,090)
                                                                            -------------    -------------
    Net decrease in net assets from dividends and distributions                   (45,862)     (11,897,870)
                                                                            -------------    -------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from sale of shares                                                 43,572,048      139,586,480
  Exchange value of shares due to merger                                      354,091,632               --
  Reinvestment of dividends and distributions                                      43,636       11,657,625
  Net asset value of shares redeemed                                          (54,465,867)    (182,364,233)
                                                                            -------------    -------------
    Net increase (decrease) in net assets from capital share transactions     343,241,449      (31,120,128)
                                                                            -------------    -------------
  Net increase (decrease) in net assets                                       345,972,869      (55,098,567)
NET ASSETS
  Beginning of period                                                          30,657,245       85,755,812
                                                                            -------------    -------------
  End of period                                                             $ 376,630,114    $  30,657,245
                                                                            =============    =============
UNDISTRIBUTED NET INVESTMENT INCOME                                         $      57,373    $      41,522
                                                                            =============    =============

                See Accompanying Notes to Financial Statements.

CREDIT SUISSE INTERNATIONAL FOCUS FUND
FINANCIAL HIGHLIGHTS
(For a Class A Share of the Fund Outstanding Throughout Each Period)

                                                                                          FOR THE
                                                                                        PERIOD ENDED
                                                                                       APRIL 30, 2002
                                                                                       (UNAUDITED)(1)
                                                                                       --------------
PER SHARE DATA
   Net asset value, beginning of period                                                    $ 9.77
                                                                                           ------
INVESTMENT OPERATIONS
   Net investment income                                                                     0.03
   Net gain on investments and foreign currency related items
     (both realized and unrealized)                                                          0.49
                                                                                           ------
       Total from investment operations                                                      0.52
                                                                                           ------
LESS DIVIDENDS
   Dividends from net investment income                                                     (0.01)
                                                                                           ------
NET ASSET VALUE, END OF PERIOD                                                             $10.28
                                                                                           ======
       Total return                                                                          5.32%(2)

RATIOS AND SUPPLEMENTAL DATA
   Net assets, end of period (000s omitted)                                                $   30
     Ratio of expenses to average net assets                                                 1.26%(3)
     Ratio of net investment income to average net assets                                    3.24%(3)
     Decrease reflected in above operating expense
       ratios due to waivers                                                                 0.96%(3)
   Portfolio turnover rate                                                                     40%

--------------------------------------------------------------------------------
(1)  For the period November 30, 2001 (inception date) through April 30, 2002.
(2)  Total return does not consider the effects of sales charges.
     Non-annualized.
(3)  Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INTERNATIONAL FOCUS FUND
FINANCIAL HIGHLIGHTS
(For a Class B Share of the Fund Outstanding Throughout Each Period)

                                                                           FOR THE
                                                                         PERIOD ENDED
                                                                        APRIL 30, 2002
                                                                        (UNAUDITED)(1)
                                                                        --------------
PER SHARE DATA
   Net asset value, beginning of period                                      $ 9.77
                                                                             ------
INVESTMENT OPERATIONS
   Net investment income                                                       0.01
   Net gain on investments and foreign currency related items
     (both realized and unrealized)                                            0.53
                                                                             ------
       Total from investment operations                                        0.54
                                                                             ------
LESS DIVIDENDS
   Dividends from net investment income                                       (0.00)(2)
                                                                             ------
NET ASSET VALUE, END OF PERIOD                                               $10.31
                                                                             ======
       Total return                                                            5.56%(3)

RATIOS AND SUPPLEMENTAL DATA
   Net assets, end of period (000s omitted)                                  $  106
     Ratio of expenses to average net assets                                   2.01%(4)
     Ratio of net investment income to average net assets                      0.46%(4)
     Decrease reflected in above operating expense
       ratios due to waivers                                                   0.98%(4)
   Portfolio turnover rate                                                       40%

--------------------------------------------------------------------------------
(1)  For the period November 30, 2001 (inception date) through April 30, 2002.
(2)  This amount represents less than $0.01 per share.
(3) Total return does not consider the effects of contingent deferred sales charges. Non-annualized.
(4)  Annualized.


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INTERNATIONAL FOCUS FUND
FINANCIAL HIGHLIGHTS
(For a Class C Share of the Fund Outstanding Throughout Each Period)

                                                                                     FOR THE
                                                                                   PERIOD ENDED
                                                                                  APRIL 30, 2002
                                                                                  (UNAUDITED)(1)
                                                                                  --------------
PER SHARE DATA
   Net asset value, beginning of period                                               $ 9.77
                                                                                      ------
INVESTMENT OPERATIONS
   Net investment income                                                                0.01
   Net gain on investments and foreign currency related items
     (both realized and unrealized)                                                     0.48
                                                                                      ------
       Total from investment operations                                                 0.49
                                                                                      ------
LESS DIVIDENDS
   Dividends from net investment income                                                (0.00)(2)
                                                                                      ------
NET ASSET VALUE, END OF PERIOD                                                        $10.26
                                                                                      ======
       Total return                                                                     5.05%(3)

RATIOS AND SUPPLEMENTAL DATA
   Net assets, end of period (000s omitted)                                           $    5
     Ratio of expenses to average net assets                                            2.01%(4)
     Ratio of net investment income to average net assets                               0.95%(4)
     Decrease reflected in above operating expense
       ratios due to waivers                                                            0.86%(4)
   Portfolio turnover rate                                                                40%

--------------------------------------------------------------------------------
(1)  For the period November 30, 2001 (inception date) through April 30, 2002.
(2)  This amount represents less than $0.01 per share.
(3) Total return does not consider the effects of contingent deferred sales charges. Non-annualized.
(4)  Annualized.

                See Accompanying Notes to Financial Statements.

CREDIT SUISSE INTERNATIONAL FOCUS FUND
NOTES TO FINANCIAL STATEMENTS
April 30, 2002 (Unaudited)

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    Credit Suisse International Focus Fund, formerly Credit Suisse Warburg Pincus Major Foreign Markets Fund (the "Fund"), a Maryland Corporation is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company that seeks long-term capital appreciation.

    The Fund is authorized to offer five classes of shares: Common, Advisor, Class A, Class B, and Class C. Effective November 30, 2001 the Fund began offering the Class A, Class B, and Class C shares. Effective December 12, 2001, Common Class shares closed to new investments, except for reinvestments of dividends. Although no further shares can be purchased, shareholders can redeem their Common Class shares through any available method. Effective December 24, 2001, the Fund began offering the Advisor Class Shares. Each class of shares in the Fund represents an equal pro rata interest in the Fund, except that they bear different expenses which reflect the difference in the range of services provided to them. Advisor Class shares bear expenses paid pursuant to a distribution plan at an annual rate not to exceed .75% of the average daily net asset value of the relevant Fund's Advisor Class shares. Advisor Class shares are currently bearing expenses of .50% of average daily net assets. Class A shares are sold subject to a front-end sales charge of up to 5.75% and bear expenses paid pursuant to a plan of distributions at an annual rate of .25% of the average daily net asset value of the Fund's Class A shares. Class B shares are sold subject to a contingent deferred sales charge which declines from 4.00% to zero depending on the period of time the shares are held and bear expenses paid pursuant to a shareholder servicing and distribution plan at an annual rate of 1.00% of the average daily net asset value of the Fund's Class B shares. Class C shares are sold subject to a contingent deferred sales charge of 1.00% if redeemed within the first year of purchase and bear expenses paid pursuant to a plan of distribution at an annual rate up to 1.00% of the average daily net asset value of the Fund's Class C shares. Results for the Common and Advisor Class shares are contained in a separate book.

    Effective as of the close of business on April 26, 2002, the Fund acquired all of the net assets of the Credit Suisse International Equity Fund ("International Equity") in a tax-free exchange of shares. The shares exchanged were 28,126,479 shares (valued at $289,140,200) of the Common Class of the Fund for 23,601,039 shares of Common Class of International Equity, 6,324,384 shares (valued at $64,951,432) of the Advisor Class of the Fund for 5,403,695 shares of the Advisor Class of International Equity. The International Equity net assets of $354,091,632 at that date, which consisted of $11,256,572 of unrealized depreciation, were combined with those of the Fund. The aggregate net assets of International Equity and the Fund immediately before the acquisition were $354,091,632 and $28,708,766, respectively, and the combined net assets of the Fund after the acquisition were $382,800,398.

    A) SECURITY VALUATION -- The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. The Fund's investments are valued at market value, which is generally determined using the last reported sales price. If no sales are reported, investments are generally valued at the last reported bid price and if there is no bid price available, at the most recent ask price. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which may use a matrix, formula or other objective method that takes into consideration market indices, matrices, yield curves and other specific adjustments. If market quotations are not readily available, securities and other assets are valued by another method that the Fund's Board of Directors believe accurately reflects fair value. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, unless the Board determines that using this method would not reflect an investment's value.

    B) FOREIGN CURRENCY TRANSACTIONS -- The books and records of the Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments in equity securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities. The Fund isolates that portion of realized gains and losses on investments in debt securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of debt securities.

    C) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Income, expenses (excluding class-specific expenses, principal distribution and shareholder servicing fees) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

    D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America ("GAAP").

    E) FEDERAL INCOME TAXES -- No provision is made for federal taxes as it is the Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

    F) USE OF ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

    G) SHORT-TERM INVESTMENTS -- The Fund, together with other funds advised by Credit Suisse Asset Management, LLC ("CSAM") an indirect, wholly-owned subsidiary of Credit Suisse Group, pool available cash into a short-term time deposit issued by State Street Bank & Trust, the Fund's custodian. The short-term time deposit is a variable rate account classified as a short-term investment.

    H) FORWARD FOREIGN CURRENCY CONTRACTS -- The Fund may enter into forward foreign currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counter-parties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency. The Fund will enter into forward foreign currency contracts primarily for hedging purposes. Forward foreign currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or an offsetting position is entered into. At April 30, 2002 the Fund had the following open forward foreign currency contracts:

                                         EXPIRATION        FOREIGN CURRENCY        CONTRACT         CONTRACT        UNREALIZED
FORWARD FOREIGN CURRENTY CONTRACT           DATE              TO BE SOLD            AMOUNT            VALUE            LOSS
---------------------------------           ----              ----------            ------            -----            ----
      Japanese Yen                         5/16/02         (3,241,000,000)      $(24,776,640)    $(25,289,673)      $(513,033)

    I) SECURITIES LENDING -- Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan including any accrued interest thereon and 105% of the market value of foreign securities on loan including any accrued interest thereon. Cash collateral received by the Fund in connection with securities lending activity is invested in the AIM Institutional Funds -- Liquid Asset Portfolio. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund had no securities out on loan during the six months ended April 30, 2002.

    Credit Suisse First Boston ("CSFB"), an affiliate of CSAM, has been engaged by the Fund to act as the Fund's securities lending agent. Pending receipt of an exemption from the Securities and Exchange Commission ("SEC"), CSFB has agreed to charge the Fund fees for its securities lending activities equal to its costs in providing services as securities lending agent. CSFB also has voluntarily agreed to waive its fees for the securities lending agent services that it provides. CSFB may discontinue its voluntary fee waivers at any time.

    J) OTHER -- The Fund may invest in securities of foreign countries and governments which involve certain risks in addition to those inherent in domestic investments. Such risks generally include, among others, currency risks (fluctuations in currency exchange rates), information risk (key information may be inaccurate or unavailable) and political risk (expropriation, nationalization or the imposition of capital or currency controls or punitive taxes). Other risks of investing in foreign securities include liquidity and valuation risks.

    The Fund may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income or capital gains are earned.

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

    CSAM serves as investment adviser for the Fund. For its investment advisory services, CSAM is entitled to receive a fee from the Fund at an annual rate of 1.00% of the Fund`s average daily net assets. For the six months ended April 30, 2002, investment advisory fees earned and voluntarily waived were $193,205 and $139,235, respectively.

    Effective May 1, 2002, Credit Suisse Asset Management Limited ("CSAM Ltd."), an affiliate of CSAM, became sub-investment adviser to the Fund. CSAM Ltd.'s sub-investment advisory fee is paid by CSAM out of CSAM's net investment advisory fee and is not paid by the Fund.

    Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of CSAM, and PFPC, Inc. ("PFPC"), an indirect, wholly-owned subsidiary of PNC Financial Services Group, serve as each Fund's co-administrators. For its administrative services, CSAMSI is entitled to receive from the Fund, a fee calculated at an annual rate of .10% of the Fund's average daily net assets. For the six months ended April 30, 2002, administrative services fees earned by CSAMSI were $19,321.

    For its administrative services, PFPC is entitled to receive a fee, exclusive of out-of-pocket expenses, based on the following fee structure:

                 AVERAGE DAILY NET ASSETS                                                       ANNUAL RATE
                 ------------------------                                                       -----------
                 First $500 million                                                 .08% of average daily net assets
                 Next $1 billion                                                    .07% of average daily net assets
                 Over $1.5 billion                                                  .06% of average daily net assets

    For the six months ended April 30, 2002, administrative services fees earned and voluntarily waived by PFPC (including out-of-pocket expenses) were $19,022.

    At its meeting held on February 12, 2002 the Board of Directors adopted a resolution to approve a Co-Adminstrator Agreement between the Fund and State Street Bank and Trust Company ("SSB") to replace PFPC effective mid 2002.

    In addition to serving as co-administrator, CSAMSI currently serves as distributor of the Fund's shares. Pursuant to a distribution plan adopted by the Fund, pursuant to Rule 12b-1 under the 1940 Act, CSAMSI receives a fee for its distribution services. For the Advisor Class shares the fee is calculated at an annual rate of .50% of average daily net assets. For the Class A shares the fee is calculated at an annual rate of .25% of the average daily net assets of Class A shares. For the Class B and Class C shares, the fee is calculated at an annual rate of 1.00% of the average daily net assets of Class B and Class C shares, respectively. CSAMSI may use this fee to compensate service organizations for shareholder servicing and distribution services. For the six months ended April 30, 2002, shareholder servicing and distribution fees paid to CSAMSI were as follows:

                                                                                                       SHAREHOLDER SERVICING/
          FUND                                                                                            DISTRIBUTION FEE
          ----                                                                                            ----------------
          Advisor Class                                                                                          $3,568
          Class A                                                                                                     5
          Class B                                                                                                   255
          Class C                                                                                                     6
                                                                                                                 ------
                                                                                                                 $3,834
                                                                                                                 ======

    Certain brokers, dealers and financial representatives provide transfer agent related services to the Fund, and receive compensation for these services from CSAM. CSAM is then reimbursed by the Fund. For the six months ended April 30, 2002, the Fund reimbursed CSAM $3,684, which is included in the Fund's transfer agent expense.

    For the six months ended April 30, 2002, CSAMSI and its affiliates advised the Fund that it retained $8 from commissions earned on the sale of the Fund's shares.

    Merrill Corporation ("Merrill"), an affiliate of CSAM, has been engaged by the Fund to provide certain financial printing services. For the six months ended April 30, 2002, Merrill was paid $4,146 for its services to the Fund.

NOTE 3. LINE OF CREDIT
    Through June 18, 2002, the Fund, together with other funds advised by CSAM (collectively, the "Participating Funds"), participated in a $200 million committed, unsecured line of credit facility ("Prior Credit Facility") with Deutsche Bank, A.G. as administrative agent, State Street Bank and Trust Company as operations agent, BNP Paribas as syndication agent and certain other lenders for temporary or emergency purposes primarily relating to unanticipated Participating Funds' share redemptions. Under the terms of the Prior Credit Facility, the Participating Funds pay an aggregate commitment fee at a rate of ..10% per annum on the average unused amount of the Prior Credit Facility, which is allocated among the Participating Funds in such a manner as was determined by the governing Boards of the Participating Funds. In addition, the Participating Funds paid interest on borrowings at the Federal funds rate plus .50%. For the six months ended April 30, 2002, the Fund had borrowings under the Prior Credit Facility as follows :

                                                                                                                        MAXIMUM
                  AVERAGE DAILY                                   WEIGHTED AVERAGE                                    DAILY LOAN
                  LOAN BALANCE                                     INTEREST RATE %                                    OUTSTANDING
                  ------------                                     ---------------                                    -----------
                      $10,888                                           2.344%                                         $596,000

    Effective June 19, 2002, the Participating Funds, together with additional funds advised by CSAM (collectively with the Participating Funds, the "New Participating Funds"), established a new $150 million committed, unsecured, line of credit facility (the "New Credit Facility") with Deutsche Bank, A.G. as administrative agent and syndication agent and State Street Bank and Trust Company as operations agent for the same purposes as the Prior Credit Facility. Terms of the New Credit Facility remain the same as the Prior Credit Facility. The commitment fee rate and interest paid is unchanged.

NOTE 4. PURCHASES AND SALES OF SECURITIES

    For the six months ended April 30, 2002, purchases and sales of investment securities (excluding short-term investments) were $29,351,667 and $30,513,115, respectively.

    At April 30, 2002, the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and net unrealized depreciation from investments (based on cost for federal income tax purposes) were $63,539,655, $71,729,318 and $8,189,663, respectively.

NOTE 5. RESTRICTED SECURITIES

    Certain investments are restricted as to resale, are not readily marketable and are valued as determined by or under the direction of the Fund's Board in good faith, at fair value. The table below shows the number of shares held, the acquisition dates, aggregate cost, fair value as of April 30, 2002, and share value of the securities and percent of net assets, which the securities comprise.

                                                                                                                    PERCENTAGE
                                           SECURITY           ACQUISITION                            MARKET           OF NET
            SECURITY DESCRIPTION             TYPE                DATE                 COST            VALUE           ASSETS
            --------------------             ----                ----                 ----            -----           ------
               Wysdom, Inc.                 Warrants            2/22/00            $4,163,896        $339,686         0.09%

NOTE 6. CAPITAL SHARE TRANSACTIONS

    The Fund is authorized to issue six billion full and fractional shares of capital stock, $.001 par value per share, of which one billion are classified as Common shares, two billion are classified as Advisor shares, one billion are designated as Class A shares, one billion are designated as Class B and one billion are classified as Class C shares. Transactions in capital shares of the Fund were as follows:

                                                                                        COMMON CLASS
                                                        -------------------------------------------------------------------------
                                                          FOR THE SIX MONTHS ENDED                      FOR THE YEAR ENDED
                                                         APRIL 30, 2002 (UNAUDITED)                      OCTOBER 31, 2001
                                                        ---------------------------------     --------------------------------
                                                           SHARES              VALUE               SHARES               VALUE
                                                        -------------     ---------------     -----------------    -----------
Shares sold                                              4,374,448          $ 43,111,907        12,493,186          $139,586,480
Shares exhanged due to merger                           28,126,479           289,140,200
Shares issued in reinvestment
   of dividends and distributions                            4,394                43,636           951,643            11,657,625
Shares redeemed                                         (5,402,008)          (53,855,057)      (15,974,157)         (182,364,233)
                                                        ----------          ------------       -----------          ------------
Net increase (decrease)                                 27,103,313          $278,440,686        (2,529,328)         $(31,120,128)
                                                        ==========          ============        ==========          ============
                                                               ADVISOR CLASS                                 CLASS A
                                                        ---------------------------------     --------------------------------
                                                            FOR THE PERIOD ENDED                   FOR THE PERIOD ENDED
                                                         APRIL 30, 2002 (UNAUDITED)(1)          APRIL 30, 2002 (UNAUDITED)(2)
                                                        ---------------------------------     --------------------------------
                                                           SHARES              VALUE               SHARES               VALUE
                                                        -------------     ---------------     -----------------    -----------
Shares sold                                                 31,437           $   325,971           2,913               $30,016
Shares exchanged due to merger                           6,324,384            64,951,432              --                    --
Shares redeemed                                            (59,475)             (610,810)             --                    --
                                                         ---------           -----------          ------               -------
Net Increase                                             6,296,346           $64,666,593           2,913               $30,016
                                                         =========           ===========           =====               =======
                                                                     CLASS B                               CLASS C
                                                        ---------------------------------     --------------------------------
                                                               FOR THE PERIOD ENDED                  FOR THE PERIOD ENDED
                                                          APRIL 30, 2002 (UNAUDITED)(2)         APRIL 30, 2002 (UNAUDITED)(2)
                                                        ---------------------------------     --------------------------------
                                                           SHARES              VALUE               SHARES               VALUE
                                                        -------------     ---------------     -----------------    -----------
Shares sold                                                 10,272               $99,000            503                $5,154
                                                            ------               -------            ---                ------
Net Increase                                                10,272               $99,000            503                $5,154
                                                            ======               =======            ===                ======

(1)  For the period December 24, 2001 (inception date) through April 30, 2002.
(2)  For the period November 30, 2001 (inception date) through April 30, 2002.

NOTE 7. SUBSEQUENT EVENT

    Effective as of the close of business on May 10, 2002, the Fund acquired all of the net assets of the Credit Suisse International Small Company Fund ("International Small Company") in a tax-free exchange of shares. The shares exchanged were 1,929,501 shares (valued at $19,912,455) of the Common Class of the Fund for 1,283,846 shares of the Common Class of International Small Company. International Small Company net assets of $21,398,091 at that date, which included $1,740,394 of unrealized depreciation, were combined with those of the Fund. The aggregate net assets of International Small Company and the Fund immediately before the acquisition were $21,398,091 and $378,614,288, respectively, and the combined net assets of the Fund after the acquisition were $400,012,379.

CREDIT SUISSE INTERNATIONAL FOCUS FUND
SHAREHOLDER MEETING RESULTS (UNAUDITED)


    A Special Meeting of shareholders of the Fund was held at 466 Lexington Avenue, 16th Floor, New York, NY 10017 on Friday May 1, 2002, at 2:00 P.M. The following matters were voted upon by the shareholders of the Fund and the results are presented below. Shares delivered not voted are not included in the total for each proposal.

    To approve a Sub-Investment Advisory Agreement for the Fund, Credit Suisse Asset Management, LLC and Credit Suisse Asset Management Limited ("CSAM U.K."):

                                                                          % OF TOTAL                % OF TOTAL
                                                     SHARES          SHARES OUTSTANDING           SHARES VOTED
                                                     ------          ------------------           ------------
                 For                                1,600,322                51.38%                   98.75%
                 Against                                8,709                 0.28%                    0.54%
                 Abstain                               11,542                 0.37%                    0.71%

    To approve a Sub-Investment Advisory Agreement for the Fund, Credit Suisse Asset Management, LLC and Credit Suisse Asset Management Limited ("CSAM Japan"):

                                                                          % OF TOTAL                % OF TOTAL
                                                     SHARES          SHARES OUTSTANDING           SHARES VOTED
                                                     ------          ------------------           ------------
                 For                                1,599,576               51.35%                   98.70%
                 Against                                9,490                0.30%                    0.59%
                 Abstain                               11,506                0.37%                    0.71%

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CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.       CSIFL-3-0402